UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):     [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:              Marvin & Palmer Associates, Inc.
Address:           1201 N. Market Street
                   Suite 2300
                   Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Karen T. Buckley
Title:             Senior Vice President
Phone:             (302) 573-3570

Signature, Place, and Date of Signing:
/s/ Karen T. Buckley             Wilmington, Delaware      November 13, 2000

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

  Form 13F File Number         Name

  28-1190                      Frank Russell Co.


Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           3

Form 13F Information Table Entry Total:      145

Form 13F Information Table Value Total:      $1,963,842
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.      Form 13F File Number      Name

  1        28-7164                   Bear Stearns Asset Management Inc.
  2        No File Number            Merrill Lynch Investment Managers Canada
  3        28-551                    U.S. Bancorp



                                                            Form 13F INFORMATION TABLE

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           Column 1             Column 2    Column 3     Column 4     Column 5   Column 6         Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------
        Name of Issuer          Title of     CUSIP        VALUE       SHRS OR    INVESTMENT        OTHER     VOTING AUTHORITY
                                 Class                   (x$1000)     SH/PUT/    DISCRETION       MANAGERS     SOLE SHARED
                                                                      PRN AMT                                     NONE
                                                                      PRN CALL
------------------------------------------------------------------------------------------------------------------------------
AES Corporation                 COM         00130H105       11,857       173,100 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
AES Corporation                 COM         00130H105          137         2,000 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Altera Corporation              COM          21441100        2,550        53,400 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
American Home Prods Cp          COM          26609107       10,984       194,200 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
American Home Prods Cp          COM          26609107          113         2,000 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
American Intl Group             COM          26874107       61,031       637,814 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
American Intl Group             COM          26874107          258         2,700 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                      COM          31162100       74,460     1,066,335 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                      COM          31162100          475         6,800 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Apollo Group                    COM          37604105          498        12,500 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp     COM         03822W109        2,671        12,900 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Ariba Inc                       COM         04033V104        2,106        14,700 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc                COM          57224107        3,059        82,400 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Bank of New York                COM          64057102       22,705       405,000 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Bank of New York                COM          64057102          297         5,300 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Bea Systems Inc                 COM          73325102          685         8,800 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Boeing Company                  COM          97023105       21,855       346,900 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Boeing Company                  COM          97023105          252         4,000 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp                   COM         111320107        7,361        30,200 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Brocade Communications          COM         111621108        3,139        13,300 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Charles Schwab                  COM         808513105       15,865       446,900 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Charles Schwab                  COM         808513105          170         4,800 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Check Point Software            COM         M22465104          299         1,900 Defined                     1 None
------------------------------------------------------------------------------------------------------------------------------
Check Point Software            COM         M22465104          299         1,900 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Check Point Software            COM         M22465104        2,268        14,400 Defined                     3 Sole
------------------------------------------------------------------------------------------------------------------------------
Check Point Software            COM         M22465104       59,063       375,000 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
China Mobile Ltd                ADR         16941M109          740        22,800 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
China Mobile Ltd                ADR         16941M109       35,879     1,106,100 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
China Unicom ADR                COM         16945R104        3,521       161,400 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Ciena Corporation               COM         171779101       31,366       255,400 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Ciena Corporation               COM         171779101          368         3,000 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                   COM         17275R102       21,107       382,026 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                   COM         17275R102          249         4,500 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Citigroup                       COM         172967101       67,969     1,257,234 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Citigroup                       COM         172967101          339         6,266 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp            COM         204493100       18,161       658,500 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp            COM         204493100          234         8,500 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Decode Genetics                 COM         243586104        1,541        60,000 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Elan PLC                        ADR         284131208        2,453        44,800 Defined                     1 None
------------------------------------------------------------------------------------------------------------------------------
Elan PLC                        ADR         284131208        4,156        75,900 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Elan PLC                        ADR         284131208       17,744       324,100 Defined                     3 Sole
------------------------------------------------------------------------------------------------------------------------------
Elan PLC                        ADR         284131208      144,480     2,638,900 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Elan PLC                        ADR         284131208          159         2,900 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
EMC Corp                        COM         268648102       28,340       285,900 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
EMC Corp                        COM         268648102          178         1,800 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR         ADR         294821400        1,053        71,100 Defined                     1 None
------------------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR         ADR         294821400        1,841       124,276 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR         ADR         294821400        7,898       533,200 Defined                     3 Sole
------------------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR         ADR         294821400       68,425     4,619,420 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Ericsson LM Tele Co ADR         ADR         294821400          120         8,100 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Flextronics International       COM         Y2573F102          632         7,700 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Flextronics International       COM         Y2573F102        9,461       115,200 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR    ADR         344419106           82         2,100 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mex-SP ADR    ADR         344419106       10,050       257,700 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
General Electric Company        COM         369604103       45,469       788,200 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
General Electric Company        COM         369604103          565         9,800 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Glaxo Wellcome ADR              ADR         37733W105       11,677       193,200 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc         COM         38141G104       46,794       410,700 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc         COM         38141G104          456         4,000 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa                  GDS         40049J206          560         9,700 Defined                     1 None
------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa                  GDS         40049J206          225         3,900 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa                  GDS         40049J206        4,321        74,900 Defined                     3 Sole
------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa                  GDS         40049J206       67,817     1,175,600 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Halliburton Co                  COM         406216101       32,583       665,800 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Halliburton Co                  COM         406216101          127         2,600 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
HCA The Healthcare              COM         404119109       13,109       353,100 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
HCA The Healthcare              COM         404119109          152         4,100 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals            COM         449370105       11,205        63,900 Sole                          Sole
Corp.
------------------------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals            COM         449370105          140           800 Sole                          None
Corp.
------------------------------------------------------------------------------------------------------------------------------
Immunex Corp                    COM         452528102        3,524        81,000 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp ADR           ADR         46612J101          256         2,700 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc            COM         48203R104       52,983       242,000 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Juniper Networks Inc            COM         48203R104          504         2,300 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc                  COM         524901105       14,241       245,000 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc                  COM         524901105          163         2,800 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc    COM         524908100       38,962       263,700 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc    COM         524908100          399         2,700 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Longview Fibre Company          COM         543213102        1,336       111,300 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Co.            COM         571748102       13,089        98,600 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Co.            COM         571748102          173         1,300 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc.                  COM         584699102        3,020        39,100 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Medtronics                      COM         585055106       28,821       556,250 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Medtronics                      COM         585055106          119         2,300 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.             COM         590188108       84,104     1,274,300 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.             COM         590188108          620         9,400 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals      COM         599902103       24,451       167,400 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals      COM         599902103          307         2,100 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR          ADR         607409109          114         4,500 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Mobile Telesystems ADR          ADR         607409109       19,772       779,200 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Morgan St  Dean Witter & Co     COM         617446448       55,384       605,700 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Morgan St  Dean Witter & Co     COM         617446448          512         5,600 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Network Appliance Inc           COM         64120L104          688         5,400 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Nokia Corp - ADR                ADR         654902204        2,082        52,300 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp            COM         656568102        2,359        39,600 Defined                     1 None
------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp            COM         656568102       17,899       300,500 Defined                     3 Sole
------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp            COM         656568102      149,496     2,509,900 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp            COM         656568102          411         6,900 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Northern Trust                  COM         665859104       19,277       216,900 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Northern Trust                  COM         665859104          178         2,000 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation              COM         68389X105       36,414       462,400 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation              COM         68389X105          252         3,200 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
P Acucar Cbd - ADR              ADR         20440T201          721        19,400 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro ADR         ADR         71654V408          412        13,700 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
PMC Sierra                      COM         69344F106          560         2,600 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Qiagen N.V.                     COM         N72482107          358         7,600 Defined                     1 None
------------------------------------------------------------------------------------------------------------------------------
Qiagen N.V.                     COM         N72482107          754        16,000 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Qiagen N.V.                     COM         N72482107        2,729        57,900 Defined                     3 Sole
------------------------------------------------------------------------------------------------------------------------------
Qiagen N.V.                     COM         N72482107       22,182       470,700 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Rostelecom - ADR                ADR         778529107           19         2,200 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Rostelecom - ADR                ADR         778529107        2,023       229,600 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petro - ADR         ADR         780257804        2,194        36,600 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                COM         806857108       69,208       840,800 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                COM         806857108          626         7,600 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Siebel Systems Inc              COM         826170102        2,983        26,800 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
SK Telecom                      ADR         78440P108           46         1,794 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
SK Telecom                      ADR         78440P108        6,930       270,438 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
State Street Corp               COM         857477103       67,691       520,700 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
State Street Corp               COM         857477103          390         3,000 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Stilwell Financial              COM         860831106       14,129       324,800 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Stilwell Financial              COM         860831106          248         5,700 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Stryker Corporation             COM         863667101        3,134        73,000 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems                COM         866810104        4,635        39,700 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR           ADR         874039100          378        18,552 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Taiwan Semi Man - ADR           ADR         874039100        4,110       201,708 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Partic ADR     ADR         879246106          185         8,100 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Partic ADR     ADR         879246106       29,189     1,276,000 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Telebras Spons ADR              ADR         879287308           40           500 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Telebras Spons ADR              ADR         879287308        9,432       119,200 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR         879403780          144         2,700 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Telefonos de Mexico  ADR        ADR         879403780       20,972       394,300 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical             ADR         881624209          271         3,700 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical             ADR         881624209       38,497       526,000 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Tubos De Acero De Mexico ADR    ADR         898592506           94         5,600 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Tubos De Acero De Mexico ADR    ADR         898592506       11,928       712,100 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.         COM         902124106       14,821       285,700 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.         COM         902124106          192         3,700 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Unibanco - ADR                  ADR         90458E107           23           700 Defined                     2 Sole
------------------------------------------------------------------------------------------------------------------------------
Unibanco - ADR                  ADR         90458E107        3,435       104,100 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group              COM         91324P102       16,985       172,000 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group              COM         91324P102          178         1,800 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Verisign Inc                    COM         92343E103        2,735        13,500 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp           COM         923436109        4,551        32,050 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Walgreen Co                     COM         931422109       10,239       269,900 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------
Walgreen Co                     COM         931422109          121         3,200 Sole                          None
------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc.                      COM         984332106        3,240        35,600 Sole                          Sole
------------------------------------------------------------------------------------------------------------------------------